Series, S&P 500 Index Fund
S&P 500 INDEX FUND
Investment Objective
The USAA S&P 500 Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the stocks composing the S&P 500 Index1. The S&P 500 Index emphasizes stocks of large U.S. companies.	[1]
Fees and Expense Fees and Expenses Fees and Expenses

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (S&P 500 Index Fund) Series, S&P 500 Index Fund (USD $)	Member Shares, S&P 500 Index Fund		Reward Shares, S&P 500 Index Fund
Sales Charge (Load) Imposed on Purchases	none		none
Purchase Fee	none		none
Redemption Fee	none		none
Account Maintenance Fee	10	[1]	none
[1]	*USAA Shareholder Account Services, the Fund’s transfer agent, assesses a $10 annual account maintenance fee to allocate part of the fixed costs of maintaining shareholder accounts. We deduct $2.50 per quarter from your account to pay the annual fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (S&P 500 Index Fund) usaa_S000012915Member		Member Shares, S&P 500 Index Fund	Reward Shares, S&P 500 Index Fund
Management Fees		0.10%	0.10%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.26%	0.14%
Total Annual Operating Expenses		0.36%	0.24%
Reimbursement from Adviser		(0.11%)	(0.09%)
Total Annual Operating Expenses After Reimbursement	[1]	0.25%	0.15%
[1]	(a) The Adviser has agreed, through May 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Member Shares and Reward Shares so that the total annual operating expenses of the Member Shares and Reward Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.25% of the Member Shares’ and 0.15% of the Reward Shares’ average daily net assets, respectively. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (S&P 500 Index Fund) Series, S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Member Shares, S&P 500 Index Fund	37	116	202	456
Reward Shares, S&P 500 Index Fund	25	77	135	306

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index. This strategy may be changed upon 60 days' written notice to shareholders.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds..

While the Fund attempts to match the S&P 500 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund's cash flow affect how closely the Fund will mirror the S&P 500 Index.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund is divided into two classes of shares, Member Shares and Reward Shares. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the volatility and performance of the Fund's Member Shares from year to year for each full calendar year over the past 10 years.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

THREE-MONTH YTD TOTAL RETURN
5.81% (3/31/10)
BEST QUARTER*	WORST QUARTER*
20.85% 2nd Qtr. 2001	-34.20% 1st Qtr. 2001
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Average Annual Total Returns (S&P 500 Index Fund) Series, S&P 500 Index Fund	Past 1 Year		Past 5 Years	Past 10 Years	Since Inception
S & P 500 Index	15.06%		2.29%	1.41%	6.43%	[1]
Member Shares, S&P 500 Index Fund	14.81%	[2]	2.09%	1.18%	6.34%	[3]
Member Shares, S&P 500 Index Fund Return After Taxes on Distributions	14.52%		1.81%	0.86%	5.88%
Member Shares, S&P 500 Index Fund Return After Taxes on Distributions and Sales	9.97%		1.78%	0.92%	5.44%
Reward Shares, S&P 500 Index Fund	14.99%	[2]	2.23%		3.63%	[3]
[1]	*** The average annual total return for the S&P 500 Index from May 1, 2002 - the inception date of the Fund's Reward Shares - through December 31, 2010, was 3.84%.
[2]	** Excludes $10 account maintenance fee, which is waived for accounts of $10,000 or more.
[3]	* The inception date of the S&P 500 Index Fund Member Shares is May 1, 1996, while the inception date of the S&P 500 Index Fund Reward Shares is May 1, 2002.

[1]	1 “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use.